FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Reconciliation of investments in equity securities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
The table below presents a reconciliation of our investment in equity securities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2015 and 2014, including net unrealized gains recorded to “Other income (expense), net."

	Year ended December 31,
	2015	2014
Balance at beginning of year	$7.4	$1.4
Unrealized gains recorded to earnings	0.7	6.0
Balance at end of year	$8.1	$7.4

Estimated fair values of other financial liabilities not measured at fair value on a recurring basis
The estimated fair values of other financial liabilities (excluding capital leases and related party notes payable) not measured at fair value on a recurring basis as of December 31, 2015 and 2014 were as follows:

	December 31, 2015		December 31, 2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Term loan(1)	$400.0	$400.0	$—	$—
Senior notes(1)	600.0	637.5	—	—
Other indebtedness	28.0	28.0	6.0	6.0